Summary of Significant Accounting Policies - Additional Information (Details)	3 Months Ended
	Mar. 31, 2026 USD ($) customer	Mar. 31, 2025 customer
Summary of Significant Accounting Policies
Federal depository insurance coverage | $	$ 250,000
Concentration risk, customer	For the three months ended March 31, 2026 and 2025, one customer accounted for substantially all of the Company’s revenue.
Number of customer accounted for substantially all revenue | customer	1	1